Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Continuing operations [member]	Discontinued operations [member]	Called up share capital and share premium [member]		Called up share capital and share premium [member] Continuing operations [member] [1]	Called up share capital and share premium [member] Discontinued operations [member] [1]	Other equity instruments [member]		Other equity instruments [member] Continuing operations [member] [1]	Other equity instruments [member] Discontinued operations [member] [1]	Available for sale reserve [member]		Available for sale reserve [member] Continuing operations [member] [2]	Available for sale reserve [member] Discontinued operations [member] [2]	Fair value through other comprehensive income reserve [member]		Fair value through other comprehensive income reserve [member] Continuing operations [member] [2]	Fair value through other comprehensive income reserve [member] Discontinued operations [member] [2]	Cash flow hedging reserve [member]		Cash flow hedging reserve [member] Continuing operations [member] [2]	Cash flow hedging reserve [member] Discontinued operations [member] [2]	Currency translation reserve [member]		Currency translation reserve [member] Continuing operations [member] [2]	Currency translation reserve [member] Discontinued operations [member] [2]	Other reserves and other shareholders equity [member]		Other reserves and other shareholders equity [member] Continuing operations [member] [1]	Other reserves and other shareholders equity [member] Discontinued operations [member] [1]	Own credit reserve [member]		Own credit reserve [member] Continuing operations [member] [1]	Own credit reserve [member] Discontinued operations [member] [1]	Retained earnings [member]	Retained earnings [member] Continuing operations [member]	Retained earnings [member] Discontinued operations [member]	Total equity excluding non-controlling interests [member]	Total equity excluding non-controlling interests [member] Continuing operations [member]	Total equity excluding non-controlling interests [member] Discontinued operations [member]	Non-controlling interests [member]	Non-controlling interests [member] Continuing operations [member]	Non-controlling interests [member] Discontinued operations [member]
Beginning Balance, equity at Dec. 31, 2016		£ 70,955				£ 14,462	[1]			£ 6,486	[1]			£ (22)	[2]			£ 0	[2]			£ 954	[2]			£ 3,054	[2]			£ 309	[1]			£ 0	[1]			£ 42,190			£ 67,433			£ 3,522
Effects of changes in accounting policies	[3]	0				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			(175)	[1]			175			0			0
Profit/(loss) after tax in respect of continuing operations		232	[4]			0	[1]			639	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(411)			228			4
Currency translation movements				£ (1,310)				£ 0				£ 0				£ 0				£ 0				£ 0				£ (1,309)				£ 0				£ 0			£ 0			£ (1,309)			£ (1)
Available for sale investments				429				0				0				429				0				0				0				0				0			0			429			0
Cash flow hedges				(774)				0				0				0				0				(774)				0				0				0			0			(774)			0
Retirement benefit re-measurements				53				0				0				0				0				0				0				0				0			53			53			0
Own credit reserve				(11)				0				0				0				0				0				0				0				(11)			0			(11)			0
Other				(7)				0				0				0				0				0				0				0				0			(7)			(7)			0
Total comprehensive income/(loss) for the year		(1,473)		(1,388)	£ (85)	0		0	£ 0	639		639	£ 0	418		429	£ (11)	0		0	£ 0	(770)		(774)	£ 4	30		(1,309)	£ 1,339	0		0	£ 0	(11)		(11)	£ 0	(1,891)	(365)	£ (1,526)	(1,585)	(1,391)	£ (194)	112	3	£ 109
Issue and exchange of other equity instruments		2,496				0	[1]			2,496	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			0			2,496			0
Other equity instruments coupons paid		(465)				0	[1]			(639)	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			174			(465)			0
Redemption of preference shares, value		(1,338)				(9)	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			14	[1]			0	[1]			(1,343)			(1,338)			0
Equity settled share schemes		550				0				0				0	[2]			0	[2]			0	[2]			0	[2]			0				0				550			550			0
Vesting of Barclays PLC shares under share-based payment schemes		(78)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(78)			(78)			0
Dividends on ordinary shares		(847)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(674)			(674)			(173)
Dividends on preference shares and other shareholders equity		(242)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(242)			(242)			0
Net equity impact of partial BAGL disposal		(3,821)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(359)			(359)			(3,462)
Other reserve movements		(3)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			7	[1]			(12)			(5)			2
Ending Balance, equity at Dec. 31, 2017		65,734	[5]			14,453				8,982				396				0				184				3,084				323				(179)				38,490			65,733			1
Beginning Balance, equity at Dec. 31, 2017		65,734	[5]			14,453				8,982				396				0				184				3,084				323				(179)				38,490			65,733			1
Effects of changes in accounting policies	[3]	(2,150)				0	[1]			0	[1]			(396)	[2]			260	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(2,014)			(2,150)			0
Profit/(loss) after tax in respect of continuing operations		882				0	[1]			647	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			235			882			0
Currency translation movements				844				0				0				0				0				0				844				0				0			0			844			0
Fair value through other comprehensive income reserve				(345)				0				0				0				(345)				0				0				0				0			0			(345)			0
Cash flow hedges				(307)				0				0				0				0				(307)				0				0				0			0			(307)			0
Retirement benefit re-measurements				313				0				0				0				0				0				0				0				0			313			313			0
Own credit reserve				58				0				0				0				0				0				0				0				58			0			58			0
Other				27				0				0				0				0				0				0				0				0			27			27			0
Total comprehensive income/(loss) for the year		1,422		£ 1,472	£ (50)	0		£ 0	£ 0	647		£ 647	£ 0	0		£ 0	£ 0	(348)		£ (345)	£ (3)	(307)		£ (307)	£ 0	844		£ 844	£ 0	0		£ 0	£ 0	58		£ 58	£ 0	528	£ 575	£ (47)	1,422	£ 1,472	£ (50)	0	£ 0	£ 0
Issue and exchange of other equity instruments		371				0	[1]			683	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(312)			371			0
Capital reorganisation		0				(12,092)	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			12,092			0			0
Other equity instruments coupons paid		(472)				0	[1]			(647)	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			175			(472)			0
Redemption of preference shares, value		(2,040)				(13)	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			21	[1]			0	[1]			(2,048)			(2,040)			0
Equity to debt reclassification	[3]	(272)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			(272)	[1]			0	[1]			0			(272)			0
Equity settled share schemes		373				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			373			373			0
Vesting of Barclays PLC shares under share-based payment schemes		(418)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(418)			(418)			0
Dividends on ordinary shares		(14,585)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(14,585)			(14,585)			0
Dividends on preference shares and other shareholders equity		(204)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(204)			(204)			0
Capital contribution from Barclays PLC		3,000				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			3,000			3,000			0
Net equity impact of intra-group transfers		(3,015)				0	[1]			(2,070)	[1]			0	[2]			(210)	[2]			0	[2]			(1)	[2]			(96)	[1]			0	[1]			(638)			(3,015)			0
Other reserve movements		(33)				0	[1]			0	[1]			0	[2]			0	[2]			0	[2]			0	[2]			0	[1]			0	[1]			(34)			(34)			1
Ending Balance, equity at Dec. 31, 2018		47,711				2,348	[1]			7,595	[1]			0	[2]			(298)	[2]			(123)	[2]			3,927	[2]			(24)	[1]			(121)	[1]			34,405			47,709			2
Equity, adjusted balance		£ 63,584				£ 14,453	[1]			£ 8,982	[1]			£ 0	[2]			£ 260	[2]			£ 184	[2]			£ 3,084	[2]			£ 323	[1]			£ (179)	[1]			£ 36,476			£ 63,583			£ 1

[1]	For further details refer to Note 30 .
[2]	For further details refer to Note 31 .
[3]
  As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m has therefore been reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017 a £3m loss (ne t of tax) on own credit has been booked in the reserve.

[4]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[5]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.